                                                             [ADVANTUS(TM) LOGO]

                                                      ADVANTUS SERIES FUND, INC.

                                                    PROSPECTUS DATED MAY 1, 2002

                            Bond Portfolio
                            Money Market Portfolio
                            Mortgage Securities Portfolio
                            Index 500 Portfolio
                            International Stock Portfolio
                            Small Company Value Portfolio
                            Index 400 Mid-Cap Portfolio
                            Micro-Cap Growth Portfolio
                            Real Estate Securities Portfolio

                               As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved the Fund's securities. It is a criminal offense to state otherwise.

ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (Fund) is a Minnesota corporation with various investment portfolios that are each operated as mutual funds (the Portfolios). Nine of these Portfolios are described in this prospectus.

    - Bond Portfolio

    - Money Market Portfolio

    - Mortgage Securities Portfolio

    - Index 500 Portfolio

    - International Stock Portfolio

    - Small Company Value Portfolio

    - Index 400 Mid-Cap Portfolio

    - Micro-Cap Growth Portfolio

    - Real Estate Securities Portfolio

The Fund has issued a separate series of its common stock for each Portfolio. This prospectus provides investors information about available Portfolios that investors should know before investing.

TABLE OF CONTENTS

                                                                Page No.
SUMMARY ....................................................           1
       Bond Portfolio ......................................           2
          Portfolio Performance ............................           3
          Financial Highlights .............................           4
       Money Market Portfolio ..............................           5
          Portfolio Performance ............................           6
          Financial Highlights .............................           7
       Mortgage Securities Portfolio .......................           8
          Portfolio Performance ............................           9
          Financial Highlights .............................          10
       Index 500 Portfolio .................................          11
          Portfolio Performance ............................          12
          Financial Highlights .............................          13
       International Stock Portfolio .......................          14
          Portfolio Performance ............................          15
          Financial Highlights .............................          16
       Small Company Value Portfolio .......................          17
          Portfolio Performance ............................          18
          Financial Highlights .............................          19
       Index 400 Mid-Cap Portfolio .........................          20
          Portfolio Performance ............................          21
          Financial Highlights .............................          22
       Micro-Cap Growth Portfolio ..........................          23
          Portfolio Performance ............................          24
          Financial Highlights .............................          25
       Real Estate Securities Portfolio ....................          26
          Portfolio Performance ............................          27
          Financial Highlights .............................          28
INVESTING IN THE FUND ......................................          29
       Managing the Portfolios .............................          29
       Advisory Fees .......................................          30
       Distribution Fees ...................................          31
       Voluntary Fee Absorption ............................          31
       Investment Objective, Policies and Practices ........          31
          Bond Portfolio ...................................          31
          Money Market Portfolio ...........................          33
          Mortgage Securities Portfolio ....................          34
          Index 500 Portfolio ..............................          36
          International Stock Portfolio ....................          37
          Small Company Value Portfolio ....................          38
          Index 400 Mid-Cap Portfolio ......................          39
          Micro-Cap Growth Portfolio .......................          40
          Real Estate Securities Portfolio .................          41
          Investment Practices Common to the Portfolios ....          42
          Portfolio Turnover ...............................          42
       Defining Risks ......................................          43

                                                          TABLE OF CONTENTS    i

                                                                Page No.
BUYING AND SELLING SHARES ..................................          48
       Buying Shares .......................................          48
       Selling Shares ......................................          48
       Exchanging Shares ...................................          49
GENERAL INFORMATION ........................................          50
       Dividends and Capital Gains Distributions ...........          50
       Taxes ...............................................          50
       Mixed and Shared Funding ............................          50
       Service Providers ...................................          51
       Additional Information About the Fund ...............          52
       How to Obtain Additional Information ................          52

ii    TABLE OF CONTENTS

                                    SUMMARY

Advantus Series Fund, Inc. consists of various investment portfolios that are each open-end, diversified investment companies (I.E. mutual funds). The Portfolios offer investors a variety of investment objectives. Portfolio shares are not offered directly to the public. Portfolio shares are sold to Minnesota Life Insurance Company (Minnesota Life) in connection with its variable life insurance policies and variable annuity contracts. Portfolio shares are also offered to certain other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life.

This section gives investors a brief summary of each available Portfolio's investment objective, policies and main risks, as well as performance and financial information. More detailed information about each Portfolio follows this summary. Keep in mind that an investment in each Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency and that it is possible to lose money by investing in a Portfolio. An investor should also note that if a Portfolio makes frequent changes in its investment portfolio securities, such changes may result in higher Portfolio costs and may adversely affect an investor's return.

                                                                    SUMMARY    1

BOND PORTFOLIO

Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.

The Portfolio invests in a variety of investment-grade debt securities. These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. In selecting securities, the Portfolio's investment adviser considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - CALL RISK - the risk that securities with interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

    - CREDIT RISK - the risk that an issuer of a debt security or fixed income obligation will not make payments on the security or obligation when due.

    - EXTENSION RISK - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

    - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

    - INTEREST RATE RISK - the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices - Bond Portfolio").

    - PREPAYMENT RISK - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

2    SUMMARY

PORTFOLIO PERFORMANCE

The following bar chart and table show Bond Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'92   6.67%
'93  10.25%
'94  -4.55%
'95  19.75%
'96   2.96%
'97   9.42%
'98   6.08%
'99  -2.73%
'00  10.44%
'01   7.90%

            Best Quarter:                (Q2'95)      6.81%

            Worst Quarter:               (Q1'94)     -3.92%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)
                                                                 1 Year    5 Years    10 Years

      Bond Portfolio                                         %    7.90      6.11        6.41
      Lehman Brothers Aggregate Bond Index                        8.42      7.42        7.23

                                                                    SUMMARY    3

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                                 BOND PORTFOLIO
                                                                                       Year ended December 31,
                                                                            2001     2000(c)    1999      1998     1997(b)
      Net asset value, beginning of year                              $       1.22      1.18      1.31      1.33      1.28
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                    .06       .08       .07       .06       .08
      Net gains (losses) on securities
       (both realized and unrealized)                                          .04       .03      (.10)      .01       .04
      Total from investment operations                                         .10       .11      (.03)      .07       .12
      LESS DISTRIBUTIONS:
      Dividends from net investment income                                    (.14)     (.07)     (.07)     (.07)     (.07)
      Distributions from net realized gains                                     --        --      (.03)     (.02)       --
      Total distributions                                                     (.14)     (.07)     (.10)     (.09)     (.07)
      Net asset value, end of year                                    $       1.18      1.22      1.18      1.31      1.33

      Total return (a)                                                %       7.90     10.44     (2.73)     6.08      9.42
      Net assets, end of year (in thousands)                          $    235,318   187,254   181,881   178,793   139,824
      Ratio of expenses to average daily net assets                   %        .60       .61       .56       .55       .57
      Ratio of net investment income to average daily net assets      %       5.96      6.43      5.92      5.84      6.39
      Portfolio turnover rate (excluding short-term securities)       %      197.8     206.8     140.8     252.1     200.0

                        (a)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares.
                        (b)   Effective May 1, 1997, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc. Prior to May 1, 1997, the Portfolio had an
                              investment advisory agreement with MIMLIC Asset Management
                              Company.
                        (c)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.

4    SUMMARY

MONEY MARKET PORTFOLIO

Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.

The Portfolio invests in a variety of U.S. dollar denominated money market securities.

Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - CREDIT RISK - the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due.

    - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

    - INFLATION RISK - the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the Portfolio's dividends.

    - INTEREST RATE RISK - the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                                    SUMMARY    5

PORTFOLIO PERFORMANCE

The following bar chart and table show Money Market Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows the Portfolio's average annual return over a one, five and ten year period. The chart and table assume reinvestment of dividends. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'92  3.23%
'93  2.68%
'94  3.71%
'95  5.43%
'96  4.92%
'97  5.11%
'98  4.97%
'99  4.71%
'00  5.96%
'01  3.75%

            Best Quarter:                (Q4'00)      1.56%

            Worst Quarter:               (Q4'01)       .50%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)
                                                                 1 Year    5 Years    10 Years

      Money Market Portfolio                                 %    3.75      4.90        4.44

An investor may obtain up-to-date information about the Portfolio's seven-day current yield and seven-day effective yield by calling Minnesota Life at
(800) 995-3850.

6    SUMMARY

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                             MONEY MARKET PORTFOLIO
                                                                                       Year ended December 31,
                                                                            2001     2000(c)    1999      1998     1997(b)
      Net asset value, beginning of year                              $       1.00      1.00      1.00      1.00     1.00
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                    .04       .06       .05       .05      .05
      Total from investment operations                                         .04       .06       .05       .05      .05
      LESS DISTRIBUTIONS:
      Dividends from net investment income                                    (.04)     (.06)     (.05)     (.05)    (.05)
      Total distributions                                                     (.04)     (.06)     (.05)     (.05)    (.05)
      Net asset value, end of year                                    $       1.00      1.00      1.00      1.00     1.00

      Total return (a)                                                %       3.75      5.96      4.71      4.97     5.11
      Net assets, end of year (in thousands)                          $    140,058   184,098   156,580   126,177   53,583
      Ratio of expenses to average daily net assets                   %        .57       .58       .56       .58      .59
      Ratio of net investment income to average daily net assets      %       3.73      5.83      4.61      4.84     5.13

                        (a)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares.
                        (b)   Effective May 1, 1997, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc. Prior to May 1, 1997, the Portfolio had an
                              investment advisory agreement with MIMLIC Asset Management
                              Company.
                        (c)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.

                                                                    SUMMARY    7

MORTGAGE SECURITIES PORTFOLIO

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

The Portfolio invests in mortgage-related securities. The Portfolio invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities. In selecting securities, the Portfolio's investment adviser considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions and interest rates.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - CALL RISK - the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

    - CREDIT RISK - the risk that an issuer of a mortgage-backed security or fixed income obligation will not make payments on the security or obligation when due.

    - EXTENSION RISK - the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

    - INCOME RISK - the risk that the Portfolio may experience a decline in its income due to falling interest rates.

    - INTEREST RATE RISK - the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under "Investing in the Fund - Investment Objective, Policies and Practices - Mortgage Securities Portfolio").

    - LIQUIDITY RISK - the risk that mortgage-related securities purchased by the Portfolio, including restricted securities determined by the Portfolio's investment adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment adviser.

    - PREPAYMENT RISK - the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

8    SUMMARY

PORTFOLIO PERFORMANCE

The following bar chart and table show Mortgage Securities Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'92   6.37%
'93   9.25%
'94  -3.37%
'95  18.01%
'96   5.26%
'97   9.14%
'98   6.57%
'99   1.99%
'00  11.80%
'01   9.04%

            Best Quarter:                (Q2'95)      5.90%

            Worst Quarter:               (Q1'94)     -3.78%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)
                                                                 1 Year    5 Years    10 Years

      Mortgage Securities Portfolio                          %    9.04      7.66        7.27
      Lehman Brothers Mortgage-Backed Securities Index            8.22      7.49        7.10

                                                                    SUMMARY    9

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                          MORTGAGE SECURITIES PORTFOLIO
                                                                                       Year ended December 31,
                                                                            2001     2000(c)    1999      1998     1997(b)
      Net asset value, beginning of year                              $       1.22      1.17      1.22      1.21     1.19
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                    .07       .09       .07       .08      .07
      Net gains (losses) on securities
       (both realized and unrealized)                                          .04       .04      (.05)       --      .03
      Total from investment operations                                         .11       .13       .02       .08      .10
      LESS DISTRIBUTIONS:
      Dividends from net investment income                                    (.15)     (.08)     (.07)     (.07)    (.08)
      Total distributions                                                     (.15)     (.08)     (.07)     (.07)    (.08)
      Net asset value, end of year                                    $       1.18      1.22      1.17      1.22     1.21

      Total return (a)                                                %       9.04     11.80      1.99      6.57     9.14
      Net assets, end of year (in thousands)                          $    230,141   151,141   138,815   124,358   99,233
      Ratio of expenses to average daily net assets                   %        .61       .62       .57       .57      .59
      Ratio of net investment income to average daily net assets      %       6.85      7.30      6.88      6.76     7.08
      Portfolio turnover rate (excluding short-term securities)       %       81.9      48.9      79.4     116.7    106.4

                        (a)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares.
                        (b)   Effective May 1, 1997, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc. Prior to May 1, 1997, the Portfolio had an
                              investment advisory agreement with MIMLIC Asset Management
                              Company.
                        (c)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.

10    SUMMARY

INDEX 500 PORTFOLIO

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

The Portfolio invests its assets in all of the common stocks included in the S&P 500.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - INDEX PERFORMANCE RISK - the risk that the Portfolio's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Portfolio, commissions, and other expenses.

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                                   SUMMARY    11

PORTFOLIO PERFORMANCE

The following bar chart and table show Index 500 Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one, five and ten year period compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'92    7.38%
'93    9.76%
'94    1.18%
'95   36.83%
'96   21.64%
'97   32.36%
'98   27.99%
'99   20.28%
'00   -9.39%
'01  -12.25%

            Best Quarter:                (Q4'98)     21.29%

            Worst Quarter:               (Q3'01)    -14.75%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)
                                                                 1 Year    5 Years    10 Years

      Index 500 Portfolio                                    %   -12.25     10.13      12.39
      S&P 500 (as adjusted for dividend reinvestment)            -11.90     10.69      12.92

12    SUMMARY

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                               INDEX 500 PORTFOLIO
                                                                                       Year ended December 31,
                                                                            2001     2000(c)    1999      1998     1997(b)
      Net asset value, beginning of year                              $       4.05      4.56      3.91      3.10      2.41
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                    .03       .03       .04       .04       .03
      Net gains (losses) on securities
       (both realized and unrealized)                                         (.54)     (.44)      .74       .82       .73
      Total from investment operations                                        (.51)     (.41)      .78       .86       .76
      LESS DISTRIBUTIONS:
      Dividends from net investment income                                    (.03)     (.03)     (.07)     (.03)     (.03)
      Distributions from net realized gains                                   (.04)     (.07)     (.06)     (.02)     (.04)
      Total distributions                                                     (.07)     (.10)     (.13)     (.05)     (.07)
      Net asset value, end of year                                    $       3.47      4.05      4.56      3.91      3.10

      Total return (a)                                                %     (12.25)    (9.39)    20.28     27.99     32.36
      Net assets, end of year (in thousands)                          $    520,644   584,239   657,824   536,859   380,751
      Ratio of expenses to average daily net assets                   %        .42       .44       .45       .44       .45
      Ratio of net investment income to average daily net assets      %        .93       .73       .85      1.08      1.33
      Portfolio turnover rate (excluding short-term securities)       %        6.1      12.8      25.6      30.2       8.3

                        (a)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares.
                        (b)   Effective May 1, 1997, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc. Prior to May 1, 1997, the Portfolio had an
                              investment advisory agreement with MIMLIC Asset Management
                              Company.
                        (c)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.

                                                                   SUMMARY    13

INTERNATIONAL STOCK PORTFOLIO

International Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity securities issued by small, mid and large capitalization foreign companies and governmental agencies. In addition, the Portfolio may invest lesser portions of its assets in foreign investment-grade debt securities. In selecting equity securities, the Portfolio's investment sub-adviser performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Portfolio's investment sub-adviser concentrates on the market price of a company relative to its view regarding the company's long-term earnings potential.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - CURRENCY RISK - the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities.

    - FOREIGN SECURITIES RISK - the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

14    SUMMARY

PORTFOLIO PERFORMANCE

The following bar chart and table show International Stock Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one and five year period and since the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'93   44.15%
'94   -0.32%
'95   14.23%
'96   19.79%
'97   11.94%
'98    6.61%
'99   21.43%
'00     .81%
'01  -11.21%

            Best Quarter:                (Q4'98)     14.54%

            Worst Quarter:               (Q3'98)    -16.76%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)                                           From
                                                                1 Year    5 Years    Inception

      International Stock Portfolio
       (inception 5/1/92)                                   %   -11.21     5.34        9.37
      Morgan Stanley Capital EAFE Index                         -21.21     1.17        6.24

                                                                   SUMMARY    15

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                          INTERNATIONAL STOCK PORTFOLIO
                                                                                       Year ended December 31,
                                                                            2001     2000(c)    1999      1998     1997(b)
      Net asset value, beginning of year                              $       1.76      1.94      1.73      1.71      1.60
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                                    .03       .03       .04       .04       .03
      Net gains (losses) on securities
       (both realized and unrealized)                                         (.23)     (.02)      .31       .08       .15
      Total from investment operations                                        (.20)      .01       .35       .12       .18
      LESS DISTRIBUTIONS:
      Dividends from net investment income                                    (.06)     (.03)     (.05)     (.05)     (.05)
      Distributions from net realized gains                                   (.16)     (.16)     (.09)     (.05)     (.02)
      Total distributions                                                     (.22)     (.19)     (.14)     (.10)     (.07)
      Net asset value, end of year                                    $       1.34      1.76      1.94      1.73      1.71

      Total return (a)                                                %     (11.21)      .81     21.43      6.61     11.94
      Net assets, end of year (in thousands)                          $    278,545   342,930   363,849   310,873   287,170
      Ratio of expenses to average daily net assets                   %        .97      1.07       .90       .94       .97
      Ratio of net investment income to average daily net assets      %       1.60      2.10      2.03      2.55      2.29
      Portfolio turnover rate (excluding short-term securities)       %       39.4      46.8      34.7      22.4      12.5

                        (a)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares.
                        (b)   Effective May 1, 1997, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc. Prior to May 1, 1997, the Portfolio had an
                              investment advisory agreement with MIMLIC Asset Management
                              Company.
                        (c)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus
                              Capital Management, Inc., which replaces the prior
                              investment advisory agreement.

16    SUMMARY

SMALL COMPANY VALUE PORTFOLIO

Small Company Value Portfolio seeks long-term accumulation of capital.

The Portfolio primarily invests in various types of equity securities of small capitalization companies (I.E. companies with a market capitalization of less than $1.5 billion) at the time of purchase. These equity securities will consist primarily of value common stocks, but may also include preferred stock and other securities convertible into equity securities. In selecting equity securities, the Portfolio's investment sub-adviser searches for those companies that appear to be undervalued or trading below their true worth, and examines such features as a firm's financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - INITIAL PUBLIC OFFERING RISK - the risk that the Portfolio will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Favorable investments in IPOs have had a significant impact on the Portfolio's performance in some periods. The effect of IPOs on the Portfolio's total returns going forward may not be positive, either as a result of changes in the IPO market or growth of the Portfolio's assets which may reduce its total return.

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

    - SMALL COMPANY RISK - the risk that equity securities of small companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth.

    - VALUE STOCK RISK - the risk that the value of a security believed by the Portfolio's investment adviser to be undervalued may never reach what such investment adviser believes is its full value, or that such security's value may decrease.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                                   SUMMARY    17

PORTFOLIO PERFORMANCE

The following bar chart and table show Small Company Value Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one year period and since the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'98  -6.75%
'99  -3.07%
'00  28.00%
'01  15.59%

            Best Quarter:                (Q4'01)     20.92%

            Worst Quarter:               (Q3'98)    -19.72%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)                                          From
                                                                          1 Year    Inception

      Small Company Value Portfolio
       (inception 10/1/97)                                            %   15.59       7.65
      Russell 2000 Value Index                                            14.02       6.59

18    SUMMARY

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                         SMALL COMPANY VALUE PORTFOLIO
                                                                                                                   Period from
                                                                                                                   October 1,
                                                                                    Year ended                     1997(a) to
                                                                                   December 31,                   December 31,
                                                                      2001     2000(d)      1999        1998          1997
      Net asset value, beginning of period                     $       1.16       .91         .95       1.03           1.01
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                              --        --         .01        .01             --
      Net gains (losses) on securities
       (both realized and unrealized)                                   .18       .25        (.04)      (.08)           .02
      Total from investment operations                                  .18       .25        (.03)      (.07)           .02
      LESS DISTRIBUTIONS:
      Dividends from net investment income                               --        --        (.01)      (.01)            --
      Distributions from net realized gains                            (.06)       --          --         --             --
      Tax return of capital                                            (.01)       --          --         --             --
      Total distributions                                              (.07)       --        (.01)      (.01)            --
      Net asset value, end of period                           $       1.27      1.16         .91        .95           1.03
      Total return (b)                                         %      15.59     28.00       (3.07)     (6.75)          2.30
      Net assets, end of period (in thousands)                 $     41,337    22,564      12,518      8,646          5,177
      Ratio of expenses to average daily net assets (c)        %       1.10      1.05         .90        .90            .90(e)
      Ratio of net investment income to average daily net
       assets (c)                                              %       (.16)      .29        1.42       1.52           1.13(e)
      Portfolio turnover rate (excluding short-term
       securities)                                             %       22.6     122.0       101.5       70.2           13.0

                        (a)   The shares of the Portfolio became effectively registered
                              under the Securities Act of 1933 on May 1, 1997, but shares were not available to the public until October 1, 1997.
                        (b)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares. For periods less than one year, total return
                              presented has not been annualized.
                        (c)   Minnesota Life voluntarily absorbed $39,093, $87,809,
                              $67,886, $58,848 and $11,517 in expenses for the years ended
                              December 31, 2001, 2000, 1999 and 1998, and the period ended
                              December 31, 1997, respectively. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily
                              net assets would have been 1.22%, 1.58%, 1.56%, 1.83% and
                              1.78%, respectively, and the ratio of net investment income to average daily net assets would have been (.28)%, (.24)%,
                              .76%, .59% and .25%, respectively.
                        (d)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.
                        (e)   Adjusted to an annual basis.

                                                                   SUMMARY    19

INDEX 400 MID-CAP PORTFOLIO

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

The Portfolio invests its assets in all of the common stocks included in the S&P 400.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - INDEX PERFORMANCE RISK - the risk that the Portfolio's ability to replicate the performance of the S&P 400 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's Rating Services calculates the S&P 400, the amount and timing of cash flows into and out of the Portfolio, commissions, and other expenses.

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

20    SUMMARY

PORTFOLIO PERFORMANCE

The following bar chart and table show Index 400 Mid-Cap Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one year period and from the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'98  16.68%
'99  15.96%
'00  16.05%
'01  -1.07%

            Best Quarter:                (Q4'98)     26.59%

            Worst Quarter:               (Q3'01)    -16.57%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)                                          From
                                                                          1 Year    Inception
      Index 400 Mid-Cap Portfolio
       (inception 10/1/97)                                            %   -1.07       10.93
      S&P 400 MidCap Index                                                 -.61       11.83

                                                                   SUMMARY    21

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                         INDEX 400 MID-CAP PORTFOLIO
                                                                                                                  Period from
                                                                                                                  October 1,
                                                                                   Year ended                     1997(a) to
                                                                                  December 31,                   December 31,
                                                                     2001     2000(d)      1999        1998          1997
      Net asset value, beginning of period                    $       1.22      1.18        1.15        1.01          1.00
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                            .01       .01          --         .01            --
      Net gains (losses) on securities
       (both realized and unrealized)                                 (.03)      .19         .15         .16           .01
      Total from investment operations                                (.02)      .20         .15         .17           .01
      LESS DISTRIBUTIONS:
      Dividends from net investment income                            (.01)     (.01)         --        (.01)           --
      Distributions from net realized gains                           (.04)     (.15)       (.12)       (.02)           --
      Tax return of capital                                           (.02)       --          --          --            --
      Total distributions                                             (.07)     (.16)       (.12)       (.03)           --
      Net asset value, end of period                          $       1.13      1.22        1.18        1.15          1.01
      Total return (b)                                        %      (1.07)    16.05       15.96       16.68           .06
      Net assets, end of period (in thousands)                $     41,069    35,768      24,357      10,511         5,052
      Ratio of expenses to average daily net assets (c)       %        .55       .55         .55         .55           .55(e)
      Ratio of net investment income to average daily net
       assets (c)                                             %        .82      1.18         .72         .78           .89(e)
      Portfolio turnover rate (excluding short-term
       securities)                                            %       29.8      78.3        76.6        85.4           4.9

                        (a)   The shares of the Portfolio became effectively registered
                              under the Securities Act of 1933 on May 1, 1997, but shares were not available to the public until October 1, 1997.
                        (b)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares. For periods less than one year, total return has not been annualized.
                        (c)   Minnesota Life voluntarily absorbed $45,365, $74,402,
                              $70,044, $52,946 and $14,670 in expenses for the years ended
                              December 31, 2001, 2000, 1999 and 1998, and the period ended
                              December 31, 1997, respectively. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily
                              net assets would have been .67%, .80%, 1.00%, 1.36% and
                              1.70%, respectively, and the ratio of net investment income
                              (loss) to average daily net assets would have been .70%,
                              .93%, .27%, (.03)% and (.26)%, respectively.
                        (d)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.
                        (e)   Adjusted to an annual basis.

22    SUMMARY

MICRO-CAP GROWTH PORTFOLIO

Micro-Cap Growth Portfolio seeks long-term capital appreciation.

The Portfolio primarily invests in equity securities of micro-cap companies (I.E., companies with a market capitalization of less than $300 million) at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities. In selecting equity securities, the Portfolio invests in securities that the Portfolio's investment sub-adviser believes show sustainable earnings growth potential and improving profitability.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - GROWTH STOCK RISK - the risk that if the assessment by the Portfolio's investment sub-adviser of a company's prospective earnings growth or judgment of how other investors assess the company's earnings growth is wrong, then the value of the company's securities may decrease or not approach the value that the Portfolio's investment sub-adviser has placed on it.

    - INITIAL PUBLIC OFFERING RISK - the risk that the Portfolio will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Favorable investments in IPOs have had a significant impact on the Portfolio's performance in some periods. The effect of IPOs on the Portfolio's total returns going forward may not be positive, either as a result of changes in the IPO market or growth of the Portfolio's assets which may reduce its total return.

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - MICRO-CAP COMPANY RISK - the risk that equity securities of micro-cap companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

                                                                   SUMMARY    23

PORTFOLIO PERFORMANCE

The following bar chart and table show Micro-Cap Growth Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one year period and since the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'98   13.44%
'99  148.77%
'00  -21.05%
'01  -11.33%

            Best Quarter:                (Q4'99)     82.84%

            Worst Quarter:               (Q3'01)    -34.41%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)                                          From
                                                                          1 Year    Inception

      Micro-Cap Growth Portfolio
       (inception 10/1/97)                                            %   -11.33      13.52
      Russell 2000 Growth Index                                           -9.23       -1.53

24    SUMMARY

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                            MICRO-CAP GROWTH PORTFOLIO
                                                                                                                     Period from
                                                                                                                     October 1,
                                                                                      Year ended                     1997(a) to
                                                                                     December 31,                   December 31,
                                                                        2001     2000(d)      1999        1998          1997
      Net asset value, beginning of period                       $       1.75      2.51        1.01        .89           1.06
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                                (.01)     (.01)         --         --             --
      Net gains (losses) on securities
       (both realized and unrealized)                                    (.19)     (.44)       1.50        .12           (.14)
      Total from investment operations                                   (.20)     (.45)       1.50        .12           (.14)
      LESS DISTRIBUTIONS:
      Distributions from net realized gains                                --      (.31)         --         --           (.03)
      Total distributions                                                  --      (.31)         --         --           (.03)
      Net asset value, end of period                             $       1.55      1.75        2.51       1.01            .89

      Total return (b)                                           %     (11.33)   (21.05)     148.77      13.44         (13.20)
      Net assets, end of period (in thousands)                   $     45,029    52,176      42,554      8,034          4,591
      Ratio of expenses to average daily net assets (c)          %       1.35      1.30        1.25       1.25           1.25(e)
      Ratio of net investment loss to average daily net
       assets (c)                                                %      (1.00)     (.46)       (.47)      (.40)          (.24)(e)
      Portfolio turnover rate (excluding short-term
       securities)                                               %       71.2     102.7       108.5       67.4           28.9

                        (a)   The shares of the Portfolio became effectively registered
                              under the Securities Act of 1933 on May 1, 1997, but shares were not available to the public until October 1, 1997.
                        (b)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares. For periods less than one year, total return
                              presented has not been annualized.
                        (c)   Minnesota Life voluntarily absorbed $24,008, $26,838,
                              $50,020, $46,960 and $11,102 in expenses for the years ended
                              December 31, 2001, 2000, 1999 and 1998 and the period ended
                              December 31, 1997, respectively. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily
                              net assets would have been 1.40%, 1.35%, 1.57%, 2.10% and
                              2.03%, respectively, and the ratio of net investment income
                              (loss) to average daily net assets would have been (1.05)%,
                              (.50)%, (.79)%, (1.25)% and (1.02)%, respectively.
                        (d)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.
                        (e)   Adjusted to an annual basis.

                                                                   SUMMARY    25

REAL ESTATE SECURITIES PORTFOLIO

Real Estate Securities Portfolio seeks above average income and long-term growth of capital.

The Portfolio invests its assets primarily in real estate and real estate-related securities. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate mortgages or shares issued by other REITs. In selecting securities, the Portfolio's investment adviser considers factors such as a company's financial condition, financial performance, policies and strategies, real estate properties and competitive market condition.

An investment in the Portfolio may result in the loss of money, and may also be subject to various risks including the following types of main risk:

    - MARKET RISK - the risk that equity securities are subject to adverse trends in equity markets.

    - PORTFOLIO RISK - the risk that Portfolio performance may not meet or exceed that of the market as a whole.

    - REAL ESTATE RISK - the risk that the value of the Portfolio's investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

    - REIT-RELATED RISK - the risk that the value of the Portfolio's equity securities issued by REITs will be adversely affected by changes in the value of the underlying property.

Please see "Investing in the Fund - Investment Objective, Policies and Practices" and "- Defining Risks" for a more detailed description of these main risks and additional risks in connection with investing in the Portfolio.

26    SUMMARY

PORTFOLIO PERFORMANCE

The following bar chart and table show Real Estate Securities Portfolio's annual returns and long-term performance. The chart shows how the Portfolio's performance has varied from year to year, and provides some indication of the risks in investing in the Portfolio. The table shows how the Portfolio's average annual return over a one year period and from the inception of the Portfolio compares to the return of a broad based index. The chart and table assume reinvestment of dividends and distributions. The chart and table do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts which invest in the Portfolio. If such charges and expenses were included, the returns shown below would be lower. Like other mutual funds, the past performance of the Portfolio does not necessarily indicate how the Portfolio will perform in the future.

     YEAR TO YEAR TOTAL RETURN (AS OF DECEMBER 31)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'99  -3.89%
'00  25.61%
'01  10.03%

            Best Quarter:                (Q2'99)     13.98%

            Worst Quarter:               (Q3'99)    -10.30%

      AVERAGE ANNUAL TOTAL RETURN
      (FOR PERIODS ENDING DECEMBER 31, 2001)                                          From
                                                                          1 Year    Inception

      Real Estate Securities Portfolio
       (inception 5/1/98)                                             %   10.03       3.40
      Wilshire Associates Real Estate Securities Index                    10.33       5.11

                                                                   SUMMARY    27

FINANCIAL HIGHLIGHTS

The following table describes the Portfolio's performance for the fiscal periods indicated. "Total return" shows how much an investment in the Portfolio would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      FINANCIAL HIGHLIGHTS                                                      REAL ESTATE SECURITIES PORTFOLIO
                                                                                                       Period from May 1,
                                                                                Year ended                 1998(a) to
                                                                               December 31,               December 31,
                                                                       2001       2000(d)      1999           1998
      Net asset value, beginning of period                      $        .90         .76         .83           1.02
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                              .03         .04         .04            .03
      Net gains (losses) on securities
       (both realized and unrealized)                                    .06         .15        (.07)          (.19)
      Total from investment operations                                   .09         .19        (.03)          (.16)
      LESS DISTRIBUTIONS:
      Dividends from net investment income                              (.03)       (.04)       (.03)          (.03)
      Tax return of capital                                               --        (.01)       (.01)            --
      Total distributions                                               (.03)       (.05)       (.04)          (.03)
      Net asset value, end of period                            $        .96         .90         .76            .83

      Total return (b)                                          %      10.03       25.61       (3.89)        (14.90)
      Net assets, end of period (in thousands)                  $     15,638       9,947       5,826          5,322
      Ratio of expenses to average daily net assets (c)         %       1.00         .97         .90            .90(e)
      Ratio of net investment income to average daily net
       assets (c)                                               %       4.43        5.32        4.58           5.54(e)
      Portfolio turnover rate (excluding short-term
       securities)                                              %      160.4       143.7       106.3           54.0

                        (a)   The inception of the Portfolio was May 1, 1998 when the
                              shares of the Portfolio became effectively registered under the Securities Act of 1933.
                        (b)   Total return figures are based on a share outstanding
                              throughout the period and assume reinvestment of
                              distributions at net asset value. Total return figures do
                              not reflect charges pursuant to the terms of the variable
                              life insurance policies and variable annuity contracts
                              funded by separate accounts that invest in the Fund's
                              shares. For periods less than one year, total return has not been annualized.
                        (c)   Minnesota Life voluntarily absorbed $71,008, $77,007,
                              $63,511 and $31,736 in expenses for the years ended
                              December 31, 2001, 2000 and 1999 and the period ended
                              December 31, 1998, respectively. Had the Portfolio paid all fees and expenses, the ratio of expenses to average daily
                              net assets would have been 1.59%, 2.03%, 2.05% and 1.90%,
                              respectively, and the ratio of net investment income to
                              average daily net assets would have been 3.84%, 4.26%, 3.43%
                              and 4.54%, respectively.
                        (d)   Effective May 1, 2000, the Portfolio entered into a new
                              investment advisory agreement with Advantus Capital
                              Management, Inc., which replaces the prior investment
                              advisory agreement.
                        (e)   Adjusted to an annual basis.

28    SUMMARY

                             INVESTING IN THE FUND

MANAGING THE PORTFOLIOS

The investment adviser of the Fund is Advantus Capital Management, Inc. (Advantus Capital), 400 Robert Street North, St. Paul, Minnesota 55101, which has managed the Fund's assets since May 1, 1997. Since its inception in 1994, Advantus Capital has also provided investment advisory services for other Advantus Funds, and has managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota
Life). Advantus Capital manages the Fund's investments and furnishes all necessary office facilities, equipment and personnel for servicing the Fund's investments. Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio. In addition, Minnesota Life serves as administrative services agent to the Fund.

The Fund and Advantus Capital have obtained an exemptive order from the SEC allowing them to use a "manager of managers" strategy related to management of the Fund. Under this strategy, Advantus Capital may select new Portfolio investment sub-advisers upon the approval of the Fund's Board of Directors and without shareholder approval. Advantus Capital may change the terms of any investment sub-advisory agreement or continue to employ an investment sub-adviser after termination of an investment sub-advisory agreement. Investors will be notified of any investment sub-adviser changes. In any event, Fund shareholders may terminate investment sub-adviser arrangements upon a vote of the majority of the applicable outstanding Portfolio shares. Advantus Capital is responsible for overseeing sub-advisers and for recommending their hiring, termination and replacement and retains ultimate responsibility for the investment performance of each Portfolio employing a sub-adviser. Investors in the Fund (purchasers of variable life insurance policies and variable annuity contracts issued by Minnesota Life or other life insurance companies to which the Fund has sold its shares) are, in effect, electing to have Advantus Capital either manage the investment of a Portfolio's assets or select one or more sub-advisers to achieve that Portfolio's investment objective.

The investment sub-adviser of the International Stock Portfolio is Templeton Investment Counsel, LLC (Templeton Counsel), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Templeton Counsel provides investment advice and generally conducts the investment management program for the International Stock Portfolio.

The investment sub-adviser of the Small Company Value Portfolio is State Street Research & Management Company (State Street Research), One Financial Center, Boston, Massachusetts 02111. State Street Research provides investment advice and generally conducts the investment management program for the Small Company Value Portfolio.

The investment sub-adviser of the Micro-Cap Growth Portfolio is Wall Street Associates (WSA), La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037. WSA provides investment advice and generally conducts the investment management program for the Micro-Cap Growth Portfolio.

                                                     INVESTING IN THE FUND    29

The following persons serve as the primary portfolio managers for the Portfolios (other than the Index 500 and the Index 400 Mid-Cap Portfolios):

                                    PORTFOLIO MANAGER            PRIMARY PORTFOLIO
      PORTFOLIO                         AND TITLE                  MANAGER SINCE
      Bond                     Wayne R. Schmidt                May 1, 1991
                               Portfolio Manager
      Money Market             Steven S. Nelson                May 1, 1999
                               Portfolio Manager
      Mortgage Securities      Kent R. Weber                   January 1, 1990
                               Portfolio Manager
      International Stock      Gary R. Clemons                 June 2, 1997
                               Senior Vice President
                               Edgerton Tucker Scott III       February 1, 2000
                               Vice President and Research
                               Analyst
      Small Company Value      John Burbank                    May 25, 2001
                               Portfolio Manager
      Micro-Cap Growth         William Jeffery, III and        October 1, 1997
                               Kenneth F. McCain               June 11, 1999
                               David A. Baratta, Principals
                               and Portfolio Managers
      Real Estate              Joseph R. Betlej                May 1, 1998
      Securities               Portfolio Manager


      PORTFOLIO                      BUSINESS EXPERIENCE DURING PAST FIVE YEARS
      Bond                   Vice President of Advantus Capital; Investment Officer of
                             MIMLIC Management
      Money Market           Vice President of Advantus Capital since February 1999,
                             Portfolio Manager of Advantus Capital since
                             September 1998; Vice President of Reliastar Investment
                             Research, Inc. from June 1996 to September 1998;
                             Investment Officer, MIMLIC Management, from July 1992 to
                             May 1996
      Mortgage Securities    Vice President of Advantus Capital; Investment Officer of
                             MIMLIC Management
      International Stock    Executive Vice President, Portfolio Management/ Research,
                             Templeton Investment Counsel, LLC, since 1993
                             Vice President and Research Analyst, Templeton Investment
                             Counsel, LLC, since September 1996; Investment Analyst,
                             Aeltus Investment Management, from June 1994 to
                             August 1996
      Small Company Value    Senior Vice President, State Street Research, since 1996

      Micro-Cap Growth       Principals and Portfolio Managers, Wall Street Associates

                             Principal and Portfolio Manager, Wall Street Associates,
                             since June 1999; Portfolio Manager and Executive Vice
                             President, Morgan Grenfell, Inc., New York, New York, from
                             October 1994 to June 1999
      Real Estate            Vice President of Advantus Capital; Vice President of
      Securities             MIMLIC Management since September 1996; prior to that
                             time, Investment Officer, MIMLIC Management

ADVISORY FEES

The Fund pays Advantus Capital monthly fees calculated on an annual basis for each Portfolio. Advantus Capital uses a portion of the applicable fees to pay sub-advisers. The advisory fee paid to Advantus Capital for each Portfolio described in this prospectus during 2001, as a percentage of average daily net assets, was as follows:

                                                               AGGREGATE FEE
      PORTFOLIO                                              PAID DURING 2001
      Bond Portfolio                                               0.30%
      Money Market Portfolio                                       0.25%
      Mortgage Securities Portfolio                                0.30%
      Index 500 Portfolio                                          0.12%
      International Stock Portfolio                                0.59%
      Small Company Value Portfolio                                0.70%
      Index 400 Mid-Cap Portfolio                                  0.15%
      Micro-Cap Growth Portfolio                                   0.95%
      Real Estate Securities Portfolio                             0.60%

30    INVESTING IN THE FUND

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Distribution Plan covering all of its Portfolios described in this prospectus. Each Portfolio pays distribution fees equal to .25% per annum of the average daily net assets of the Portfolio. These fees are paid out of the Portfolio's assets on an on-going basis, which affects the Portfolio's share price, and, over time, increases the cost of an investment in the Portfolio. These distribution fees may also cost the purchaser of a variable life insurance policy or variable annuity contract which is invested in the Portfolio more over time than other types of sales charges that may be paid in connection with the variable policy or contract. The fees are paid to Securian Financial Services, Inc. (Securian Financial) the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Portfolio's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

VOLUNTARY FEE ABSORPTION

Advantus Capital is currently voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specified period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.

INVESTMENT OBJECTIVE,
POLICIES AND PRACTICES

BOND PORTFOLIO

Bond Portfolio seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.

It is the Portfolio's policy to invest, under normal circumstances, at least 80% of the value of its net assets (exclusive of collateral received in connection with securities lending) in bonds (for this purpose, "bonds" includes any debt security). The Portfolio invests primarily in a variety of investment-grade debt securities which include:

    - investment-grade corporate debt obligations and mortgage-backed securities

    - debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)

    - investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

    - investment-grade asset-backed securities

    - U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies and publicly traded in the United States

    - debt obligations of U.S. banks, savings and loan associations and savings banks

                                                     INVESTING IN THE FUND    31

The Portfolio will invest a portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries. The Portfolio may invest in long-term debt securities (I.E., maturities of more than 10 years), intermediate debt securities (I.E., maturities from 3 to 10 years) and short-term debt securities (I.E., maturities of less than 3 years). In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Portfolio may also invest a portion of its assets in government and non-governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the interest holder to receive the interest portion of cash payments, while the principal component only allows the interest holder to receive the principal portion of cash payments.

Asset-backed securities represent interest in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its debt, mortgage-related and asset-backed securities portfolio will range from four to seven years.

In addition, the Portfolio may invest lesser portions of its assets in interest rate and other bond futures contracts, convertible and non-convertible investment-grade and non-investment grade debt securities issued by domestic governments and companies, restricted and illiquid securities, options (the Portfolio may purchase, sell and write put and call options), stripped asset-backed securities, securities purchased on a when-issued or forward commitment basis, mortgage dollar roll transactions, securities of other mutual funds, preferred stocks and other equity securities obtained upon conversion of debt securities or warrants, repurchase agreement transactions and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

32    INVESTING IN THE FUND

RISKS. An investment in the Portfolio is subject to the following risks:

    - Call Risk
    - Concentration Risk
    - Credit Risk
    - Extension Risk
    - Income Risk
    - Inflation Risk
    - Interest Rate Risk
    - Market Risk
    - Portfolio Risk
    - Prepayment Risk
    - Securities Lending Risk
    - Short-Term Trading Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

MONEY MARKET PORTFOLIO

Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital.

Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation.

The Portfolio invests in a variety of U.S. dollar denominated money market securities, including:

    - securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (including bills, notes, bonds and certificates of indebtedness)

    - obligations of domestic banks, savings and loan associations, savings banks with total assets of at least $2 billion (including certificates of deposit, bank notes, commercial paper, time deposits and bankers' acceptances)

    - U.S. dollar denominated obligations of U.S. branches or agencies of foreign banks with total assets of at least $2 billion

    - U.S. dollar denominated obligations of Canadian chartered banks and London branches of U.S. banks with total assets of at least $2 billion

    - U.S. dollar denominated securities issued by foreign governments and companies and publicly traded in the United States

    - obligations of supranational entities such as the International Bank for Reconstruction and Development

    - domestic corporate, domestic limited partnership and affiliated foreign corporate obligations (including commercial paper, notes and bonds)

In addition, the Portfolio may invest lesser portions of its assets in securities of other mutual funds and restricted and illiquid securities.

The Portfolio invests only in high quality securities. Generally, the Portfolio may purchase only securities rated within the two highest short-term rating categories of one or more national rating agencies. The Portfolio only invests in securities that mature in 397 calendar days or less from the date of purchase. The Portfolio maintains an average weighted maturity of 90 days or less.

                                                     INVESTING IN THE FUND    33

RISKS. An investment in the Portfolio is subject to the following risks:

    - Concentration Risk
    - Credit Risk
    - Foreign Securities Risk
    - Income Risk
    - Inflation Risk
    - Interest Rate Risk
    - Market Risk
    - Portfolio Risk
    - Stable Price Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

MORTGAGE SECURITIES PORTFOLIO

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The Portfolio invests a major portion of its assets in high and investment-grade securities representing interests in pools of mortgage loans. In addition, the Portfolio may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities.

In selecting mortgage-related securities, Advantus Capital considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (I.E., residential versus commercial real estate) and the type of underlying mortgage loan (I.E., a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus Capital also considers current and expected trends in economic conditions, interest rates and the mortgage market, and selects securities which, in its judgment, are likely to perform well in those circumstances.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Portfolio may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by Advantus Capital to be liquid under liquidity guidelines adopted by the Fund's Board of Directors. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. As of December 31, 2001, the Portfolio had 4.3% of its net assets invested in illiquid securities, and 26.8% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Portfolio's net assets being invested in illiquid securities.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net

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of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Portfolio may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). FNMA and FHLMC generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (I.E., savings and loan institutions, commercial banks and mortgage bankers).

The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Portfolio may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the security holder to receive the interest portion of cash payments, while the principal component only allows the security holder to receive the principal portion of cash payments.

As a rule of thumb, a portfolio of fixed income securities (including mortgage-related securities) experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by the Portfolio's duration of its portfolio of mortgage-related securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called or prepaid prior to maturity given current interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of mortgage-related securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if the Portfolio holds

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securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. The Portfolio expects that under normal circumstances the effective duration of its investment portfolio will range from one to seven years.

In addition, the Portfolio may invest lesser portions of its assets in non-investment grade mortgage-related securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, certificates of deposits, bankers' acceptances, investment-grade commercial paper, convertible and non-convertible investment-grade and non-investment grade corporate debt securities, securities of other mutual funds, direct mortgage investments, interest rate and other bond futures contracts, asset-backed and stripped asset-backed securities, repurchase agreement transactions, when-issued or forward commitment transactions and mortgage dollar rolls. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

RISKS. An investment in the Portfolio is subject to the following risks:

    - Call Risk
    - Concentration Risk
    - Credit Risk
    - Extension Risk
    - Income Risk
    - Inflation Risk
    - Interest Rate Risk
    - Market Risk
    - Portfolio Risk
    - Prepayment Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

INDEX 500 PORTFOLIO

Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the S&P 500).

Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 500. The Portfolio attempts to achieve a correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500.

Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 500 replication and to round off security weightings.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500 (investments covered by this 80% policy may also include S&P 500 stock index futures contracts or S&P 500 depositary receipts, each of which have economic characteristics similar to an investment in the S&P 500). In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, stock index futures contracts, securities of other mutual funds, restricted and illiquid securities, index depositary receipts, repurchase agreement transactions and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

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Standard & Poor's Rating Services (S&P), a division of the McGraw-Hill
Companies, Inc., designates the stocks included in the S&P 500. From time to time, S&P may add or delete stocks from the S&P 500. Inclusion of a stock in the S&P 500 does not imply an opinion by S&P as to its investment merit.
"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Index Performance Risk
    - Inflation Risk
    - Large Company Risk
    - Market Risk
    - Portfolio Risk
    - Sector Risk
    - Securities Lending Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

INTERNATIONAL STOCK PORTFOLIO

International Stock Portfolio seeks long-term capital growth.

Under normal circumstances, the Portfolio invests at least 65% of its assets (exclusive of collateral received in connection with securities lending) in equity securities of small, mid and large capitalization foreign companies. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. Under normal circumstances, the Portfolio will maintain investments in at least three foreign countries.

The Portfolio invests in equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities, Templeton Counsel, the Portfolio's investment sub-adviser, performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton Counsel concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value will also be considered.

The Portfolio may also invest a lesser portion of its assets in closed-end investment companies, restricted and illiquid securities, U.S. government, domestic and foreign investment-grade debt securities, American Depositary Receipts, European Depositary Receipts, securities and index futures contracts, forward foreign currency exchange contracts, exchange-traded foreign currency futures contracts, options (the Portfolio may purchase, sell and write put and call options), securities of other mutual funds, non-investment grade debt securities, repurchase agreement transactions, securities purchased on a when-issued or forward commitment basis and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

                                                     INVESTING IN THE FUND    37

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Credit Risk
    - Currency Risk
    - Emerging Markets Risk
    - Euro Conversion Risk
    - Foreign Securities Risk
    - Income Risk
    - Inflation Risk
    - Interest Rate Risk
    - Large Company Risk
    - Market Risk
    - Mid Size Company Risk
    - Portfolio Risk
    - Sector Risk
    - Securities Lending Risk
    - Small Company Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

SMALL COMPANY VALUE PORTFOLIO

Small Company Value Portfolio seeks long-term accumulation of capital.

The Portfolio primarily invests in various types of equity securities of small capitalization companies (I.E., companies with a market capitalization of less than $1.5 billion) at the time of purchase. Under normal circumstances, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested in common stocks of small capitalization domestic companies and foreign companies that are publicly traded in the United States. Some companies may outgrow the definition of a small capitalization company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small capitalization companies. The Portfolio may also invest in preferred stock and other securities convertible into equity securities. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large capitalization companies (I.E., companies with a market capitalization of at least $1.5 billion). As of December 31, 2001, the average weighted market capitalization of the Portfolio's investments was $1.5 billion.

In selecting value stocks and other equity securities, State Street Research primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that State Street Research believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services, that may improve their business prospects or competitive position. In assessing relative value, State Street Research will consider factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. As a secondary focus, State Street Research may also consider an investment's potential to provide current income. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that Advantus Capital believes show potential for sustainable earnings growth above the average market growth rate.

The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's initial public offering. In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt

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
securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Portfolio may purchase, sell and write put and call options), index depositary receipts and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of its total assets to broker-dealers, banks and other institutions.

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Inflation Risk
    - Initial Public Offering Risk
    - Market Risk
    - Mid Size Company Risk
    - Portfolio Risk
    - Sector Risk
    - Securities Lending Risk
    - Short-Term Trading Risk
    - Small Company Risk
    - Value Stock Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

INDEX 400 MID-CAP PORTFOLIO

Index 400 Mid-Cap Portfolio seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (the S&P 400).

Under normal conditions, the Portfolio invests its assets in all of the common stocks included in the S&P 400. The Portfolio attempts to achieve a correlation of 100% without considering Portfolio expenses. However, the Portfolio is not required to hold a minimum or maximum number of common stocks included in the S&P 400, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 400.

Advantus Capital utilizes a computer program to confirm the Portfolio's S&P 400 replication and to round off security weightings.

Under normal conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 400 (investments covered by this 80% policy may also include S&P 400 stock index futures contracts or S&P 400 depositary receipts, each of which have economic characteristics similar to an investment in the S&P 400). In addition, the Portfolio may invest lesser portions of its assets in investment-grade short-term fixed income securities, securities of other mutual funds, restricted and illiquid securities, index depositary receipts, stock index futures contracts, repurchase agreement transactions and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

S&P designates the stocks included in the S&P 400. From time to time, S&P may add or delete stocks from the S&P 400. Inclusion of a stock in the S&P 400 does not imply an opinion by S&P as to its investment merit. "Standard & Poor's," "S&P," "S&P 400" and "Standard & Poor's MidCap 400," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of S&P.

                                                     INVESTING IN THE FUND    39

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Index Performance Risk
    - Inflation Risk
    - Market Risk
    - Mid Size Company Risk
    - Portfolio Risk
    - Sector Risk
    - Securities Lending Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

MICRO-CAP GROWTH PORTFOLIO

Micro-Cap Growth Portfolio seeks long-term capital appreciation.

The Portfolio primarily invests in various types of equity securities of micro-cap companies (I.E., companies with a float-adjusted market capitalization of less than $300 million) at the time of purchase. "Float-adjusted market capitalization" refers to the market capitalization of the freely-tradable shares of a company available to the public. That is, it is the total market capitalization less the shares not freely and publicly available (I.E., unregistered or restricted shares (including shares subject to "lock ups"), treasury shares held by the company, and other unavailable shares as determined by the Portfolio's sub-adviser). In the first year after a company's initial public offering (IPO), the float-adjusted market capitalization includes all the shares issued in the IPO, as well as all other shares available to the market. If a company's float-adjusted market capitalization exceeds $300 million after the Portfolio purchases the company's securities, the Portfolio may nevertheless hold such securities.

The Portfolio primarily invests in common stocks but may also invest in preferred stocks and securities convertible into equity securities. Under normal circumstances, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested in common stocks of companies which are micro-cap companies at the time of purchase. From time to time, the Portfolio may also invest a lesser portion of its assets in securities of larger capitalization companies (I.E., companies with float-adjusted market capitalizations of at least $300 million). As of December 31, 2001, the float-adjusted average weighted market capitalization of the Portfolio's investments was $272.8 million, and the gross (not float-adjusted) average weighted market capitalization was $610.7 million.

In selecting equity securities for the Portfolio, WSA, the Portfolio's investment sub-adviser, primarily looks to an investment's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, WSA considers factors such as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's initial public offering. In addition, the Portfolio may invest lesser portions of its assets in restricted and illiquid securities, investment-grade and non-investment grade corporate debt securities, foreign securities, warrants, stock index futures contracts, options (the Portfolio may purchase, sell and write put and call

40    INVESTING IN THE FUND
options), index depositary receipts, repurchase agreement transactions, securities of other mutual funds and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Growth Stock Risk
    - Inflation Risk
    - Initial Public Offering Risk
    - Market Risk
    - Micro-Cap Company Risk
    - Portfolio Risk
    - Sector Risk
    - Securities Lending Risk
    - Short-Term Trading Risk

A detailed description of these risks is set forth in "- Defining Risks" below. Additional risk information is provided in the Statement of Additional Information.

REAL ESTATE SECURITIES PORTFOLIO

Real Estate Securities Portfolio seeks above average income and long-term growth of capital.

Under normal circumstances, at least 80% of the Portfolio's net assets (exclusive of collateral received in connection with securities lending) will be invested in real estate and real estate-related securities. The Portfolio will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Portfolio does not invest directly in real estate. "Real estate securities" include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate brokers and developers and real estate holding companies.

The Portfolio may invest in securities of small, mid and large capitalization companies. Advantus Capital assesses an investment's potential for sustainable earnings growth over time. In selecting securities, Advantus Capital considers factors such as a company's financial condition, financial performance, quality of management, policies and strategies, real estate properties and comparative market position.

"Real estate-related securities" include securities issued by companies engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by REITs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (I.E., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (I.E., REITs that primarily invest in mortgages on real estate) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Portfolio mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.

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In addition, the Portfolio may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Portfolio may also invest in non-real estate related equity securities, warrants, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts, options (the Portfolio may purchase, sell and write put and call options), American Depository Receipts, securities purchased on a when issued or forward commitment basis and money market securities. To generate additional income, the Portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

RISKS. An investment in the Portfolio is subject to the following risks:

    - Company Risk
    - Concentration Risk
    - Credit Risk
    - Extension Risk
    - Income Risk
    - Inflation Risk
    - Interest Rate Risk
    - Limited Portfolio Risk
    - Market Risk
    - Portfolio Risk
    - Prepayment Risk
    - Real Estate Risk
    - REIT-Related Risk
    - Sector Risk
    - Securities Lending Risk
    - Short-Term Trading Risk
    - Small Company Risk

A detailed description of these risks is set forth in "- Defining Risks" below.

INVESTMENT PRACTICES COMMON TO THE PORTFOLIOS

In an attempt to respond to adverse market, economic, political or other conditions, each of the Portfolios may invest for temporary defensive purposes in various short-term cash and cash equivalent items. When investing for temporary defensive purposes, a Portfolio may not always achieve its investment objective.

PORTFOLIO TURNOVER

Before investing in a Portfolio, you should review its portfolio turnover rate for an indication of the potential effect of transaction costs on the Portfolio's future returns. In general, the greater the volume of buying and selling by the Portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return. Portfolio turnover rates for the last five years are presented in the Financial Highlights included in the Summary for each Portfolio, above.

The Portfolios, while they generally do not invest or trade for short-term profits, are actively managed and the Portfolio managers may trade securities frequently. As a result, each Portfolio may, from time to time, have an annual portfolio turnover rate of over 100%. Factors contributing to a Portfolio's higher turnover rate may include general market volatility, significant positive or negative developments concerning particular securities holdings, an attempt to maintain the Portfolio's market capitalization target and the need to sell holdings to meet redemption requests. While higher turnover rates may result in increased transaction costs, the managers of the Portfolios attempt to have the benefits of these transactions outweigh the costs, although this cannot be assured. During the year ended December 31, 2001, the following Portfolios had turnover rates in excess of 100%: Bond (197.8%) and Real Estate Securities (160.4%).

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
DEFINING RISKS

Investment in each Portfolio involves risks. A Portfolio's yield and price are not guaranteed, and the value of an investment in a Portfolio will go up or down. The value of an investment in a particular Portfolio may be affected by the risks of investing in that Portfolio as identified for each Portfolio in "- Investment Objective, Policies and Practices" above. The following glossary describes those identified risks associated with investing in the Portfolios.

    - CALL RISK - is the risk that securities with high interest rates (or other attributes that increase debt cost) will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. In general, an issuer will call its debt securities if they can be refinanced by issuing new securities with a lower interest rate. The Portfolio is subject to the possibility that during periods of falling interest rates, an issuer will call its securities. As a result, the Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's income.

    - COMPANY RISK - is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

    - CONCENTRATION RISK - is the risk that the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than more diversified investment portfolios. The Portfolio may be subject to concentration risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (the Money Market Portfolio may not in any event invest more than 5% of its total assets in the securities of a single issuer).

    - CREDIT RISK - is the risk that an issuer of a debt security, mortgage-backed security or fixed income obligation will not make payments on the security or obligation when due, or that the other party to a contract will default on its obligation. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Portfolio. Also, a change in the quality rating of a debt security or other fixed income obligation can affect the security's or obligation's liquidity and make it more difficult to sell. The Portfolio may attempt to minimize credit risk by investing in debt securities and other fixed income obligations considered at least investment grade at the time of purchase. However, all of these securities and obligations, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations. If the Portfolio purchases unrated securities and obligations, it will depend on its investment adviser's or sub-adviser's analysis of credit risk more heavily than usual.

    - CURRENCY RISK - is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong
      U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio. Attempts by the Portfolio to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Portfolio's hedging transactions may cause the Portfolio to be unable to take advantage of a favorable change in the value of foreign currencies.

                                                     INVESTING IN THE FUND    43

    - EMERGING MARKETS RISK - is the risk that the value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investments and private property.

    - EURO CONVERSION RISK - is the risk that the value of foreign securities of companies located in European Monetary Union (EMU) countries may decrease due to market volatility resulting from the conversion of certain EMU country currencies to the Euro. It is not possible to predict the impact of the Euro on the business or financial condition of European issues or on the Portfolio. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Portfolio holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

    - EXTENSION RISK - is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-related securities.

    - FOREIGN SECURITIES RISK - is the risk that the value of foreign companies or foreign government securities held by the Portfolio may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

      POLITICAL AND ECONOMIC RISKS. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or nationalization of assets.

      FOREIGN TAX RISK. The Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Portfolio may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

      FOREIGN INVESTMENT RESTRICTION RISK. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

      FOREIGN SECURITIES MARKET RISK. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. Moreover, foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.

      INFORMATION AND REMEDIES RISK. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to domestic companies. As a result, less information may be available to investors concerning foreign issuers. In

44    INVESTING IN THE FUND
      addition, the Portfolio may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with domestic companies in domestic courts.

    - GROWTH STOCK RISK - is the risk that if the assessment by the Portfolio's investment adviser or sub-adviser of a company's prospective earnings growth or judgment of how other investors assess the company's earnings growth is wrong, then the value of the company's securities may decrease or not approach the value that the Portfolio's investment adviser or sub-adviser has placed on it.

    - INCOME RISK - is the risk that the Portfolio may experience a decline in its income due to falling interest rates.

    - INDEX PERFORMANCE RISK - is the risk that the Portfolio's ability to replicate the performance of a particular securities index may be affected by, among other things, changes in securities markets, the manner in which the index's sponsor calculates the applicable securities index, the amount and timing of cash flows into and out of the Portfolio, commissions and other expenses.

    - INFLATION RISK - is the risk that inflation will erode the purchasing power of the value of securities held by the Portfolio or the value of the Portfolio's dividends. Fixed-rate debt securities may be more susceptible to this risk than floating-rate debt securities or equity securities, whose value and dividends may increase in the future.

    - INITIAL PUBLIC OFFERING RISK - is the risk that the Portfolio will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Portfolio's performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

    - INTEREST RATE RISK - is the risk that the value of a debt security, mortgage-backed security or fixed income obligation will decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

    - LARGE COMPANY RISK - is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

    - LIMITED PORTFOLIO RISK - is the risk that an investment in the Portfolio may present greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected from a greater number of issuers. The Portfolio is subject to limited portfolio risk because the Portfolio may invest in a smaller number of individual issuers than other portfolios.

    - MARKET RISK - is the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by

                                                     INVESTING IN THE FUND    45
      the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Portfolio's investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.

    - MID SIZE COMPANY RISK - is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

    - PORTFOLIO RISK - is the risk that Portfolio performance may not meet or exceed that of the market as a whole. The performance of the Portfolio will depend on the Portfolio's investment adviser's or sub-adviser's judgment of economic and market policies, trends in investment yields and monetary policy.

    - PREPAYMENT RISK - is the risk that falling interest rates could cause prepayments of mortgage-related securities to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying these securities. The Portfolio must reinvest the prepayments at a time when interest rates on new mortgage investments are falling, reducing the income of the Portfolio. In addition, when interest rates fall, prices on mortgage-related securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in mortgage prepayments.

    - REAL ESTATE RISK - is the risk that the value of the Portfolio's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

    - REIT-RELATED RISK - is the risk that the value of the Portfolio's equity REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940.

    - SECTOR RISK - is the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

    - SECURITIES LENDING RISK - is the risk that the Portfolio may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Portfolio enters into loan arrangements only with institutions that the Portfolio's investment adviser or sub-adviser has determined are creditworthy.

46    INVESTING IN THE FUND

    - SHORT-TERM TRADING RISK - is the risk that a Portfolio may trade securities frequently and hold securities in its portfolio for one year or less. Frequent purchases and sales of securities will increase the Portfolio's transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity.

    - SMALL AND MICRO-CAP COMPANY RISK - is the risk that equity securities of small and micro-cap capitalization companies are subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of micro-cap and small capitalization companies at the desired time and place.

    - STABLE PRICE RISK - is the risk that the Money Market Portfolio will not be able to maintain a stable share price of $1.00. There may be situations where the Portfolio's share price could fall below $1.00, which would reduce the value of an investor's account.

    - VALUE STOCK RISK - is the risk that the value of a security believed by the Portfolio's investment adviser or sub-adviser to be undervalued may never reach what such investment adviser or sub-adviser believes is its full value, or that such security's value may decrease.

                                                     INVESTING IN THE FUND    47

                           BUYING AND SELLING SHARES

BUYING SHARES

Portfolio shares are not offered directly to the public. Portfolio shares are sold to Minnesota Life in connection with its variable life insurance policies and variable annuity contracts. Portfolio shares are also offered to certain other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life. Securian Financial serves as the underwriter of the Fund's shares. It is possible that the Fund may offer Portfolio shares to other investors in the future.

Eligible investors may purchase Portfolio shares on any day the New York Stock Exchange (NYSE) is open for business. The price for Portfolio shares is equal to the Portfolio's net asset value (NAV). NAV is generally calculated as of the close of normal trading on the NYSE (typically 3:00 p.m. Central time). NAV is not calculated on (a) days in which changes in a Portfolio's investment portfolio do not materially change the Portfolio's NAV, (b) days on which no Portfolio shares are purchased or sold, and (c) customary national business holidays on which the NYSE is closed for trading. The price for shares of Money Market Portfolio will normally be $1.00. However, there is no assurance that Money Market Portfolio will maintain the $1.00 NAV.

NAV for one Portfolio share is equal to the Portfolio's total investments less any liabilities divided by the number of Portfolio shares. To determine NAV, a Portfolio (other than Money Market Portfolio) generally values its investments based on market quotations. If market quotations are not available for certain Portfolio investments, the investments are valued based on the fair value of the investments as determined in good faith by the Fund's Board of Directors. Debt securities may be valued based on calculations furnished to the Portfolio by a pricing service or by brokers who make a market in such securities. A Portfolio may hold securities that are listed on foreign stock exchanges. These foreign securities may trade on weekends or other days when the Portfolio typically does not calculate NAV. As a result, the NAV of such Portfolio shares may change on days when an investor will not be able to purchase or sell Portfolio shares. Securities in Money Market Portfolio's investment portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument.

A purchase order will be priced at the next NAV calculated after the purchase order is received by the Fund. If a purchase order is received after the close of normal trading on the NYSE, the order will be priced at the NAV calculated on the next day the NYSE is open for trading.

SELLING SHARES

Portfolio shares will be sold at the NAV next calculated after a sale order is received by the Fund. The amount an investor receives may be more or less than the original purchase price for the applicable shares.

48    BUYING AND SELLING SHARES

EXCHANGING SHARES

Owners of the variable life insurance policies and variable annuity contracts who invest in the Fund may exchange shares of a Portfolio for shares of other Portfolios as described below and subject to the terms and any specific limitations on the exchange or "transfer" privilege, described in the accompanying prospectus for those policies or contracts. An exchange will be made on the basis of the Portfolios' relative net asset values.

Frequent exchanges may interfere with Fund management or operations and drive up Fund costs. The Fund's Portfolios are not designed for market timers, or for large or frequent transfers. To protect shareholders, the Fund may restrict or refuse purchases or exchanges by market timers. A variable annuity contract or variable life insurance policy owner will be considered to be a market timer if that owner has: (i) requested an exchange out of a Portfolio within two weeks of an earlier exchange request, or (ii) exchanged shares out of a Portfolio more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $1 million, or more than 1% of the net assets of the Portfolio, or (iv) followed what otherwise seems to be a timing pattern in the exercise of exchange or transfer rights. Policies or contracts under common control or ownership are combined for the purpose of determining these limitations. The Fund reserves the right to change the terms of or impose other limitations on the exchange privilege.

                                                 BUYING AND SELLING SHARES    49

                              GENERAL INFORMATION

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Portfolio pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized. Except for Money Market Portfolio, dividends and net capital gains distributions, if any, are generally paid once a year. Dividends for Money Market Portfolio are declared daily and paid on the last business day of the month. Distributions will be reinvested in additional Portfolio shares. Distributions of these additional shares are made at the NAV of the payment date. From time to time, however, the Portfolios may employ a practice known as "consent dividends." Under this method of "distributing" income, the shareholders of the Portfolios consent to treat specified amounts as dividend income for tax purposes even though dividends are not actually paid (either in cash or by reinvestment in additional shares) by the Portfolios.

TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. Since Minnesota Life currently is the sole shareholder of the Fund, no discussion regarding the tax consequences to Fund investors is included in this prospectus. For information concerning the tax consequences to purchasers of variable annuity contracts and variable life insurance policies issued by Minnesota Life, please see the accompanying prospectus for those contracts.

MIXED AND SHARED FUNDING

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

50    GENERAL INFORMATION

SERVICE PROVIDERS

INVESTMENT ADVISER

Advantus Capital Management, Inc.
400 Robert Street North
St. Paul, Minnesota 55101
(651) 665-3826

INVESTMENT SUB-ADVISERS

INTERNATIONAL STOCK PORTFOLIO

Templeton Investment Counsel, LLC
500 East Broward Boulevard
Fort Lauderdale, Florida 33394
(954) 527-7500

SMALL COMPANY VALUE PORTFOLIO

State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111
(617) 357-1200

MICRO-CAP GROWTH PORTFOLIO

Wall Street Associates
La Jolla Financial Building
1200 Prospect Street, Suite 100
La Jolla, California 92037
(800) 925-5787

ADMINISTRATIVE SERVICES AGENT

Minnesota Life Insurance Company
(800) 995-3850

UNDERWRITER

Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101-2098
(651) 665-4833

CUSTODIANS

Wells Fargo Bank Minnesota
Sixth Street and Marquette Avenue
Minneapolis, Minnesota 55479

    Money Market, Index 500, Small Company Value, Index 400 Mid-Cap, Micro-Cap Growth and Real Estate Securities Portfolios

Bankers Trust Company
280 Park Avenue
New York, New York 10017

    Bond, Mortgage Securities and International Stock Portfolios

INDEPENDENT AUDITORS

KPMG LLP

GENERAL COUNSEL

Dorsey & Whitney LLP

INDEPENDENT LEGAL COUNSEL TO INDEPENDENT DIRECTORS

Faegre & Benson LLP

                                                       GENERAL INFORMATION    51

ADDITIONAL INFORMATION ABOUT THE FUND

The Fund's annual and semi-annual reports list holdings for each Portfolio, and discuss recent market conditions, economic trends and investment strategies that affected the Portfolios during the latest fiscal year.

A Statement of Additional Information (SAI) provides further information about the Fund and the Portfolios. The current SAI is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

HOW TO OBTAIN ADDITIONAL INFORMATION

The SAI and the Fund's annual and semi-annual reports are available without charge upon request. You may obtain additional information or make any inquiries:

By Telephone - Call 1-800-995-3850

By Mail - Write to Minnesota Life Insurance Company, 400 Robert Street North,
          St. Paul, Minnesota 55101-2098

Information about the Fund (including the SAI and annual and semi-annual reports) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (telephone 1-202-942-8090 or 1-800-SEC-0330). This information and other reports about the Fund are also available on the SEC's World Wide Web site at http://www.sec.gov. Copies of this information may be obtained by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or obtained by electronic request to: publicinfo@sec.gov. You will be charged a duplicating fee for copies.

Investment Company Act No. 811-4279

                              [ADVANTUS(TM) LOGO]

-C-2002 Minnesota Life Insurance Company. All rights reserved.

52    GENERAL INFORMATION